SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

18. SEGMENT REPORTING

The Company’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”) who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Company.

The Company determined that it operated in one operating segment includes the development, commercialization and distribution of a wide variety of battery and energy storage system products for use in a wide array of applications.

The Company primarily operates in the PRC and substantially all of the Company’s long-lived assets are located in the PRC.

	For the Years Ended December 31
	2025	2024	2023
Revenues	$2,053,466	$-	$-
Less:
Cost of revenues (i)	1,970,448	-	-
Provision for and reversal from warranty liability	82,139	-	-
Staff cost	286,360	99,537	-
Lease expense	26,719	71,714	-
Depreciation and amortization expense	43,852	-	-
Professional fee	945,885	1,746,526	-
Interest expense (income)	469,577	(34,219)	-
Earnout shares	-	9,000,000	-
Other segment items (ii)	330,502	(59,981)	-

Segment net loss	(2,102,016)	(10,823,577)	-

Consolidated net loss	$(2,102,016)	$(10,823,577)	-

(i)	Cost of revenues excludes staff cost, depreciation and amortization expense, and lease expense which are separately listed above.

(ii)	Other segment items include selling expenses, remaining general and administration expenses, and other income (expense).